Income Taxes	12 Months Ended
May 31, 2024
Income Taxes
Income Taxes

Note 9. Income Taxes

Loss before provision for income taxes was $49.8 million and $79.8 million for the years ended May 31, 2024 and 2023, respectively, all of which was generated in the United States. The Company’s provision for income taxes consists of the following:

	Years Ended May 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Total Current	—	—
Deferred:
Federal	57	—
State	—	—
Change in valuation allowance	(57)	—
Total deferred	—	—
Total income tax benefit (expense)	$—	$—

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years ended May 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Derivative loss	(0.1)	(2.3)
Non-deductible debt issuance costs	(7.1)	(2.6)
Non-deductible interest on convertible notes	(2.0)	(1.2)
Non-deductible loss on induced conversion	(2.8)	(1.4)
Non-deductible debt discount amortization	(0.5)	(0.6)
Stock Compensation	(7.2)	—
Other	(1.2)	0.8
Valuation allowance	(0.1)	(13.7)
Total provision for income taxes	0.0%	0.0%

As of May 31, 2024 and 2023, the net deferred tax assets consisted of the following:

	As of May 31,
	2024	2023
Deferred tax assets:
Net operating loss	$100,897	$96,338
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	2,665	6,400
Accrued expenses	411	73
Lease liability	59	89
Inventory charges	6,173	6,173
Inventory write-off	1,953	13,739
Contingent liability	9,202	—
Issued warrants	3,000	2,317
Section 174 R&D costs	2,056	858
Amortization	207	609
Fixed assets	5	4
Other	—	—
Total gross deferred tax asset	128,691	128,663
Less valuation allowance	(128,636)	(128,579)
Total deferred tax assets	55	84
Deferred tax liabilities:
Right-of-use asset	(55)	(84)
Total deferred tax liabilities	(55)	(84)
Net deferred tax asset (liability)	$—	$—

Valuation allowances are established when necessary to reduce deferred tax assets, including temporary differences and net operating loss carryforwards, to the amount expected to be realized in the future. FASB guidance indicates that forming a conclusion that a valuation allowance is not needed is difficult when there is negative evidence such as cumulative losses in recent years. The Company had cumulative losses from continuing operations in the United States for the three-year period ended May 31, 2024. The Company considered this negative evidence along with all other available positive and negative evidence and concluded that, at May 31, 2024, it is more likely than not that the Company’s U.S. deferred tax assets will not be realized. As of May 31, 2024, a valuation allowance has been recorded on the Company’s deferred tax assets to recognize only the proportion of the deferred tax asset that is more likely than not to be recognized. The Company’s total valuation allowance was $128.6 million at May 31, 2024 and $128.6 million at May 31, 2023. The Company’s valuation allowance increased $0.1 million and $10.9 million during the fiscal years ended May 31, 2024 and 2023, respectively. A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	May 31,
	2024	2023
Valuation allowance at beginning of year	$128,579	$117,638
Change in valuation allowance	57	10,941
Valuation allowance at end of year	$128,636	$128,579

As of May 31, 2024, the Company had cumulative federal net operating losses of approximately $480.5 million. Of these losses, $47.1 million were generated in 2004 through 2017, prior to the Tax Cuts and Jobs Act enactment, and will expire between 2025 to 2038 if not utilized. The remaining net operating losses have an indefinite carryforward period. As of May 31, 2023, the Company had cumulative federal net operating losses of approximately $458.8 million.

As of May 31, 2024, the Company had a $2.1 million deferred tax asset related to a federal research and development credit carryforward. If not utilized, the credits will expire between 2035 through 2038. As of May 31, 2023, the Company had a $2.1 million deferred tax asset related to a federal research and development credit carryforward.

As of May 31, 2024, the U.S. tax returns for fiscal year 2004 through fiscal year 2023 remain subject to examination. Annual tax provisions include amounts considered necessary to pay assessments that may result from examination of prior year tax returns; however, the amount ultimately paid upon resolution of issues may differ materially from the amount accrued. As of May 31, 2024, there are no income tax returns currently under audit.

On August 16, 2022, the Inflation Reduction Act (“IRA”) was signed into law by President Biden. The IRA includes a corporate minimum tax of 15% on certain large corporations with greater than $1B in average adjusted financial statement income and an excise tax on certain stock repurchases executed after December 31, 2022. There are no impacts to the Company in 2024, and the Company does not expect a material impact on its consolidated financial statements in the future for the IRA.

On December 14, 2023, the FASB issued ASU 2023-09 (Improvements to Income Tax Disclosures). The object of the project is to improve the transparency and usefulness of income tax disclosures. For public business entities, the effective date is for fiscal years beginning after December 15, 2024. The Company does not expect a material impact on its consolidated financial statements related to ASU 2023-09.